Finance lease receivables	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Leases And Finance Leases [Line Items]
Disclosure Of Leases Explanatory

Note 30 Finance lease receivables

UBS acts as a lessor and leases a variety of assets to third parties under finance leases, such as industrial equipment and aircraft. At the end of the respective lease term, assets may be sold to third parties or further leased. Lessees may participate in any sales proceeds achieved. Lease payments cover the cost of the assets (net of their residual value), as well as financing costs. As of 31 December 2020, unguaranteed residual values of USD 185 million (31 December 2019: USD 246 million) had been accrued.

The ECL stage 3 allowance for uncollectible minimum lease payments receivable was USD 7 million (31 December 2019: USD 6 million). No contingent rents were received in 2020. Amounts in the table below are disclosed on a gross basis. The finance lease receivables in Note 14a of USD 1,447 million are presented net of expected credit loss allowances.

Lease receivables
USD million	31.12.20
	Total minimum lease payments	Unearned financeincome	Present value
2021	450	25	426
2022–2025	856	31	825
Thereafter	215	4	210
Total	1,521	60	1,461

USD million	31.12.19
	Total minimum lease payments	Unearned financeincome	Present value
2020	448	31	417
2021–2024	874	52	822
Thereafter	221	6	215
Total	1,544	89	1,455

UBS AG
Disclosure Of Operating Leases And Finance Leases [Line Items]
Disclosure Of Leases Explanatory

Note 30 Finance lease receivables

UBS AG acts as a lessor and leases a variety of assets to third parties under finance leases, such as industrial equipment and aircraft. At the end of the respective lease term, assets may be sold to third parties or further leased. Lessees may participate in any sales proceeds achieved. Lease payments cover the cost of the assets (net of their residual value), as well as financing costs. As of 31 December 2020, unguaranteed residual values of USD 185 million (31 December 2019: USD 246 million) had been accrued.

The ECL stage 3 allowance for uncollectible minimum lease payments receivable was USD 7 million (31 December 2019: USD 6 million). No contingent rents were received in 2020. Amounts in the table below are disclosed on a gross basis. The finance lease receivables in Note 14a of USD 1,447 million are presented net of expected credit loss allowances.

Lease receivables
USD million	31.12.20
	Total minimum lease payments	Unearned financeincome	Present value
2021	450	25	426
2022–2025	856	31	825
Thereafter	215	4	210
Total	1,521	60	1,461

USD million	31.12.19
	Total minimum lease payments	Unearned financeincome	Present value
2020	448	31	417
2021–2024	874	52	822
Thereafter	221	6	215
Total	1,544	89	1,455